Transactions with Related Parties, Pani Corp. Subscription Agreement (Details) - USD ($)		12 Months Ended
	Apr. 17, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 02, 2023	Jul. 29, 2022
Transactions with Related Parties [Abstract]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Gross proceeds from issuance of common shares		$ 0	$ 0	$ 18,647,236
Related Party [Member] | Pani [Member] | Subscription Agreement [Member]
Transactions with Related Parties [Abstract]
Shares issued (in shares)	8,500,000
Common shares, par value (in dollars per share)	$ 0.001
Sales price per share (in dollars per share)	$ 2.29
Gross proceeds from issuance of common shares	$ 19,465,000
Issuance costs	$ 817,764